SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
11.	SUBSEQUENT EVENTS

On April 6, 2016, RegeneRx Biopharmaceuticals, Inc. (the "Company") received $250,000 pursuant to the signing of a term sheet with an affiliated entity. The parties are negotiating the expansion of the licensed rights, and full details of the transaction will be provided after execution of a definitive agreement targeted for the end of April 2016. The proceeds received of $250,000 will be used to fund operations into the third quarter while awaiting clinical trial data and seeking additional capital